UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746

Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant               Austin, Texas           February 14, 2012
      -----------------               -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          116
                                         -----------

Form 13F Information Table Value Total:  $ 1,221,929
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  ----------------  ---------  --------  -------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER              CLASS          CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------  ----------------  ---------  --------  --------  ---  ----  ----------  -------- --------- ------ ----
3M CO                         COM               88579Y101     31270    382605  SH         SOLE                    382605
99 CENTS ONLY STORES          COM               65440k106       571     26000  SH         SOLE                     26000
ABM INDS INC                  COM               000957100     14583    707232  SH         SOLE                    707232
ALLIED WRLD ASSUR COM HLDG A  SHS               H01531104       372      5915  SH         SOLE                      5915
ALTISOURCE PORTFOLIO SOLNS S  REG SHS           L0175J104       637     12685  SH         SOLE                     12685
AMERICAN EXPRESS CO           COM               025816109     12263    259978  SH         SOLE                    259978
APOGEE ENTERPRISES INC        COM               037598109     11900    970625  SH         SOLE                    970625
APPLIED MATLS INC             COM               038222105     30442   2842386  SH         SOLE                   2842386
ASTEC INDS INC                COM               046224101       330     10230  SH         SOLE                     10230
BENCHMARK ELECTRS INC         COM               08160H101     20458   1518819  SH         SOLE                   1518819
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702     30913    405155  SH         SOLE                    405155
C D I CORP                    COM               125071100     21126   1529736  SH         SOLE                   1529736
CAMPBELL SOUP CO              COM               134429109      6146    184905  SH         SOLE                    184905
SCHWAB CHARLES CORP NEW       COM               808513105       259     22990  SH         SOLE                     22990
CINTAS CORP                   COM               172908105     10329    296738  SH         SOLE                    296738
CISCO SYS INC                 COM               17275R102     49705   2749182  SH         SOLE                   2749182
COCA COLA CO                  COM               191216100     24018    343263  SH         SOLE                    343263
COHU INC                      COM               192576106       231     20309  SH         SOLE                     20309
COMCAST CORP NEW              CL A SPL          20030N200     24229   1028403  SH         SOLE                   1028403
CORE MARK HOLDING CO INC      COM               218681104     17423    439970  SH         SOLE                    439970
CORNING INC                   COM               219350105     14034   1081195  SH         SOLE                   1081195
DUSA PHARMACEUTICALS INC      COM               266898105       328     74800  SH         SOLE                     74800
DAKTRONICS INC                COM               234264109       108     11265  SH         SOLE                     11265
DATALINK CORP                 COM               237934104       201     24300  SH         SOLE                     24300
DAWSON GEOPHYSICAL CO         COM               239359102       222      5615  SH         SOLE                      5615
DELCATH SYS INC               COM               24661P104        70     22800  SH         SOLE                     22800
DELL INC                      COM               24702R101     39433   2695338  SH         SOLE                   2695338
DEMANDTEC INC                 COM NEW           24802R506       381     28900  SH         SOLE                     28900
DIREXION SHS ETF TR           DLY SMCAP BEAR3X  25459W110       762     28795  SH         SOLE                     28795
EMERSON ELEC CO               COM               291011104     21702    465817  SH         SOLE                    465817
ENCORE WIRE CORP              COM               292562105     15962    616277  SH         SOLE                    616277
EXAR CORP                     COM               300645108       427     65654  SH         SOLE                     65654
EXXON MOBIL CORP              COM               30231G102     19135    225760  SH         SOLE                    225760
FSI INTL INC                  COM               302633102       111     30200  SH         SOLE                     30200
FEDEX CORP                    COM               31428X106      5562     66602  SH         SOLE                     66602
FLOW INTL CORP                COM               343468104       233     66570  SH         SOLE                     66570
FORTUNE BRANDS HOME & SEC IN  COM               34964C106     11153    654877  SH         SOLE                    654877
GENERAL ELECTRIC CO           COM               369604103     13196    736771  SH         SOLE                    736771
GRANITE CONSTR INC            COM               387328107     15469    652150  SH         SOLE                    652150
HARLEYSVILLE GROUP INC        COM               412824104       543      9600  SH         SOLE                      9600
HARSCO CORP                   COM               415864107     41578   2020322  SH         SOLE                   2020322
HEALTHSPRING INC              COM               42224N101       605     11100  SH         SOLE                     11100
HEIDRICK & STRUGGLES INTL IN  COM               422819102      9198    427013  SH         SOLE                    427013
HEXCEL CORP NEW               COM               428291108       629     25995  SH         SOLE                     25995
HOOKER FURNITURE CORP         COM               439038100       162     14085  SH         SOLE                     14085
HUTCHINSON TECHNOLOGY INC     COM               448407106      1482    987767  SH         SOLE                    987767
ILLINOIS TOOL WKS INC         COM               452308109      1521     32555  SH         SOLE                     32555
INNOVATIVE SOLUTIONS & SUPPO  COM               45769N105       443    128860  SH         SOLE                    128860
INSTEEL INDUSTRIES INC        COM               45774W108      8236    749374  SH         SOLE                    749374
INTEL CORP                    COM               458140100     33850   1395869  SH         SOLE                   1395869
INTERNET INITIATIVE JAPAN IN  SPONSORED ADR     46059T109       106     12000  SH         SOLE                     12000
JACOBS ENGR GROUP INC DEL     COM               469814107     51554   1270424  SH         SOLE                   1270424
JOHNSON & JOHNSON             COM               478160104       298      4545  SH         SOLE                      4545
KORN FERRY INTL               COM NEW           500643200      5725    335575  SH         SOLE                    335575
KROGER CO                     COM               501044101      1895     78245  SH         SOLE                     78245
STARRETT L S CO               CL A              855668109       818     63881  SH         SOLE                     63881
LANDEC CORP                   COM               514766104       100     18045  SH         SOLE                     18045
LAWSON PRODS INC              COM               520776105      2009    130213  SH         SOLE                    130213
LEARNING TREE INTL INC        COM               522015106       191     27837  SH         SOLE                     27837
LINCOLN ELEC HLDGS INC        COM               533900106       348      8900  SH         SOLE                      8900
LIQUIDITY SERVICES INC        COM               53635B107       456     12360  SH         SOLE                     12360
LOWES COS INC                 COM               548661107     10085    397355  SH         SOLE                    397355
LYDALL INC DEL                COM               550819106     12682   1336354  SH         SOLE                   1336354
M D C HLDGS INC               COM               552676108     32648   1851845  SH         SOLE                   1851845
MTS SYS CORP                  COM               553777103       483     11865  SH         SOLE                     11865
MARSH & MCLENNAN COS INC      COM               571748102     14433    456455  SH         SOLE                    456455
MASCO CORP                    COM               574599106     22376   2135150  SH         SOLE                   2135150
MAXWELL TECHNOLOGIES INC      COM               577767106     14721    906450  SH         SOLE                    906450
MEDTRONIC INC                 COM               585055106     15471    404473  SH         SOLE                    404473
MICROSOFT CORP                COM               594918104     65868   2537278  SH         SOLE                   2537278
MITCHAM INDS INC              COM               606501104       565     25880  SH         SOLE                     25880
MITEK SYS INC                 COM NEW           606710200       223     30765  SH         SOLE                     30765
MOLEX INC                     COM               608554101      8160    341980  SH         SOLE                    341980
NETLOGIC MICROSYSTEMS INC     COM               64118B100       664     13400  SH         SOLE                     13400
NEWPORT CORP                  COM               651824104     20822   1529868  SH         SOLE                   1529868
NU SKIN ENTERPRISES INC       CL A              67018T105       335      6905  SH         SOLE                      6905
ORION MARINE GROUP INC        COM               68628V308      2714    408188  SH         SOLE                    408188
PC-TEL INC                    COM               69325Q105       187     27384  SH         SOLE                     27384
PAYCHEX INC                   COM               704326107     21655    719205  SH         SOLE                    719205
PENNYMAC MTG INVT TR          COM               70931T103       537     32295  SH         SOLE                     32295
PERCEPTRON INC                COM               71361F100      1010    212178  SH         SOLE                    212178
PERMA-FIX ENVIRONMENTAL SVCS  COM               714157104       103     66600  SH         SOLE                     66600
PHARMERICA CORP               COM               71714F104       379     25000  SH         SOLE                     25000
PHILIP MORRIS INTL INC        COM               718172109       201      2565  SH         SOLE                      2565
PLANAR SYS INC                COM               726900103       400    209558  SH         SOLE                    209558
POWELL INDS INC               COM               739128106      6117    195550  SH         SOLE                    195550
PROSHARES TR                  SHRT RUSSL2000    74347X690       580     44200  SH         SOLE                     44200
REVETT MINERALS INC           COM NEW           761505205       271     57430  SH         SOLE                     57430
RIGHTNOW TECHNOLOGIES INC     COM               76657R106       602     14100  SH         SOLE                     14100
RUDOLPH TECHNOLOGIES INC      COM               781270103      4307    465135  SH         SOLE                    465135
SAFEWAY INC                   COM NEW           786514208      8211    390265  SH         SOLE                    390265
SEABRIGHT HOLDINGS INC        COM               811656107     11286   1475346  SH         SOLE                   1475346
SERVOTRONICS INC              COM               817732100       559     62072  SH         SOLE                     62072
SMART BALANCE INC             COM               83169Y108       189     35200  SH         SOLE                     35200
SPDR GOLD TRUST               GOLD SHS          78463V107       455      2995  SH         SOLE                      2995
SPECTRUM PHARMACEUTICALS INC  COM               84763A108       297     20270  SH         SOLE                     20270
SPIRIT AIRLS INC              COM               848577102       644     41260  SH         SOLE                     41260
STAPLES INC                   COM               855030102     39735   2860725  SH         SOLE                   2860725
STEELCASE INC                 CL A              858155203     23510   3151426  SH         SOLE                   3151426
SYNALLOY CP DEL               COM               871565107       122     11864  SH         SOLE                     11864
SYSCO CORP                    COM               871829107       517     17625  SH         SOLE                     17625
TARGET CORP                   COM               87612E106     12629    246560  SH         SOLE                    246560
THERMO FISHER SCIENTIFIC INC  COM               883556102     10291    228839  SH         SOLE                    228839
THOMAS & BETTS CORP           COM               884315102      8414    154100  SH         SOLE                    154100
TIDEWATER INC                 COM               886423102     15204    308399  SH         SOLE                    308399
TOLL BROTHERS INC             COM               889478103     37436   1833319  SH         SOLE                   1833319
TWIN DISC INC                 COM               901476101       337      9265  SH         SOLE                      9265
UNIVERSAL FST PRODS INC       COM               913543104     17549    568475  SH         SOLE                    568475
VCA ANTECH INC                COM               918194101     12840    650125  SH         SOLE                    650125
VALERO ENERGY CORP NEW        COM               91913Y100     28000   1330154  SH         SOLE                   1330154
VISHAY PRECISION GROUP INC    COM               92835K103       818     51160  SH         SOLE                     51160
WATTS WATER TECHNOLOGIES INC  CL A              942749102       323      9455  SH         SOLE                      9455
WABTEC CORP                   COM               929740108       284      4055  SH         SOLE                      4055
WAL MART STORES INC           COM               931142103     57027    954259  SH         SOLE                    954259
DISNEY WALT CO                COM DISNEY        254687106     11481    306165  SH         SOLE                    306165
WELLS FARGO & CO NEW          COM               949746101     37731   1369061  SH         SOLE                   1369061